Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 782,296	$ 1,642,794	$ 2,854,887
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposals of equipment	(17,761)	(25,558)	6,803
Provision for doubtful accounts	82,647	34,356	63,601
Amortization of deferred financing fees	124,401	176,391	217,928
Depreciation for property and equipment	1,519,415	1,365,945	1,374,737
Deferred income tax expenses	(10,381)	2,451	3,013
Changes in operating assets and liabilities
Accounts receivable	5,842,238	(3,645,292)	(72,261)
Operating supplies		4,000	166,637
Prepayments	644,525	292,288	(535,532)
Other receivables	(10,187,401)	(34,961)	247,278
Deposits	(189,430)	33,692	87,537
Accounts payable	(240,887)	741,827	(803,359)
Other payables and accrued liabilities	412,064	(314,380)	(376,775)
Tax payables	348,065	843,842	564,503
Net cash provided by operating activities	(890,209)	1,117,395	3,798,997
Cash flows from investing activities:
Purchases of equipment	(156,029)	(917,288)	(108,591)
Proceeds from disposal of equipment			92,082
Net cash used in by investing activities	(156,029)	(917,288)	(16,509)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,604,675	3,329,425	1,815,706
Repayment of short-term bank borrowings	(3,041,105)	(1,910,598)	(3,580,723)
Proceeds from long-term bank borrowings			1,361,779
Repayment of long-term bank borrowings	(1,129,747)	(173,709)	(756,544)
Proceeds from other financial institution		642,107
Repayments of loans from other financial institutions	(274,929)	(94,671)
Repayments of obligations under capital leases	(980,244)	(1,078,425)	(1,178,813)
Amounts advanced from related parties	10,238,023	9,263,395	7,304,612
Repayments to related parties	(10,062,100)	(10,766,291)	(8,547,655)
Capital contribution			3,916,672
Capital distribution			(3,630,448)
Proceeds from initial public offering	10,958,803
Net cash used in financing activities	12,313,376	(788,767)	(3,295,414)
Effect of exchange rate change on cash	114,980	3,858	(31,513)
Net increase (decrease) in cash and restricted cash	11,382,118	(584,802)	455,561
Cash and restricted cash at beginning of the year	223,507	808,309	352,748
Cash and restricted cash at end of the year	11,605,625	223,507	808,309
Supplemental disclosure of cash flow information:
Interest paid	310,675	370,682	345,654
Income tax paid	108,207	43,902	633,290
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment	44,628	89,716	918,741
Capital contribution by offsetting debt			743,017
Uncollected receivable from disposal of revenue equipment	73,817	55,863	304,946
Amount due to related parties offset by other receivables			408,534
Non-cash capital leases offset by related parties		564,555	360,434
Purchase of revenue equipment paid by a related party		39,867
Purchase of revenue equipment offset by receivables		15,082
Professional fees paid by related parties		594,895
Reconciliation to amounts on consolidated balance sheets:
Cash	2,105,625	223,507	648,103
Restricted cash	9,500,000		160,206
Total cash	$ 11,605,625	$ 223,507	$ 808,309